Application of New and Revised International Financial Reporting Standards as Issued by the International Accounting Standards Board ("IASB") ( Collectively, "IFRSs") - Schedule of Anticipated Impact on Assets, Liabilities and Equity Of Retrospective Application of the Requirements for the Classification, Measurement and Impairment of Financial Assets (Detail)
$ in Thousands, $ in Thousands
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Jan. 01, 2018 USD ($)	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Inventories	$ 1,196,584	$ 36,627,451			$ 24,260,911
Contract assets - current	146,635	4,488,500
Investments accounted for using the equity method	304,224	9,312,308			48,753,751	$ 49,824,690
Deferred tax assets	166,885	5,108,357			4,001,821
Total assets	17,447,301	534,061,927			363,922,272
Current tax liabilities	221,533	6,781,136			7,619,328
Deferred tax liabilities	189,700	5,806,713			4,961,487
Total liabilities	10,291,865	315,034,005			162,612,085
Retained earnings	776,132	23,757,415			73,718,545
NON-CONTROLLING INTERESTS	576,265	17,639,487			13,190,129
Total equity	$ 7,155,436	$ 219,027,922			$ 201,310,187	$ 166,841,165	$ 165,924,980
IAS 18 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Inventories			$ 792,581	$ 24,260,911
Investments accounted for using the equity method			1,592,739	48,753,751
Deferred tax assets			130,736	4,001,821
Total assets			2,516,056	77,016,483
Current tax liabilities			248,916	7,619,328
Deferred tax liabilities			162,087	4,961,487
Total liabilities			411,003	12,580,815
Retained earnings			2,408,316	73,718,545
NON-CONTROLLING INTERESTS			430,909	13,190,129
Total equity			2,839,225	86,908,674
Adoption of IFRS 15 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Inventories			747,440	22,879,133
Contract assets - current			64,394	1,971,107
Investments accounted for using the equity method			1,594,050	48,793,890
Deferred tax assets			130,498	3,994,534
Total assets			2,536,382	77,638,664
Current tax liabilities			249,082	7,624,406
Deferred tax liabilities			165,030	5,051,558
Total liabilities			414,112	12,675,964
Retained earnings			2,425,364	74,240,394
NON-CONTROLLING INTERESTS			431,078	13,195,312
Total equity			2,856,442	87,435,706
Adjustments arising from initial application [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Inventories			(45,141)	(1,381,778)
Contract assets - current			64,394	1,971,107
Investments accounted for using the equity method			1,311	40,139
Deferred tax assets			(238)	(7,287)
Total assets			20,326	622,181
Current tax liabilities			166	5,078
Deferred tax liabilities			2,943	90,071
Total liabilities			3,109	95,149
Retained earnings			17,048	521,849
NON-CONTROLLING INTERESTS			169	5,183
Total equity			$ 17,217	$ 527,032